Annual Total Returns - FundsManager 60% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio-Investor VIP	May 27, 2022
Bar Chart Table:
Annual Return 2012	11.60%
Annual Return 2013	18.62%
Annual Return 2014	5.40%
Annual Return 2015	0.41%
Annual Return 2016	4.79%
Annual Return 2017	16.99%
Annual Return 2018	(6.44%)
Annual Return 2019	20.49%
Annual Return 2020	15.12%
Annual Return 2021	12.34%